Stock-based compensation - Share options plan (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Number of options
Exercised (in shares))		(297,940)	(176,800)
Weighted average exercise price $ per share
Proceeds from options exercised		$ 1,023	$ 575
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price		$ 5.40
Number shares acquired per each option exercised		1
Stock options annual vesting percentage		20.00%
Number of shares authorized for issuance (in shares)		3,399,399
Number of options
Beginning balance (in shares)		913,540	1,176,080
Exercised (in shares))	[1]	(297,940)	(176,800)
Forfeited or expired (in shares)		(50,000)	(85,740)
Ending balance (in shares)		565,600	913,540
Weighted average exercise price $ per share
Beginning balance (CAD per share)		$ 5.36	$ 5.56
Exercised (CAD per share)	[1]	3.43	3.26
Forfeited or expired (CAD per share)		16.46	12.36
Ending balance (CAD per share)		$ 5.40	$ 5.36
Proceeds from options exercised		$ 1,023	$ 575
Total intrinsic value of options exercised		$ 1,351	$ 640
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years from grant date stock options expire		10 years

[1]	All stock options exercised resulted in new common shares being issued (note 18(a))